SCHEDULE OF DUE FROM RELATED PARTIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total due from related parties (short term)	$ 5,714,741	$ 4,966,733
Total due from related parties (long term)		5,628,298
Due from related parties	5,714,741	10,595,031
MSJ foundation [member]
IfrsStatementLineItems [Line Items]
Total due from related parties (short term)		26,276
Entrepreneur resorts limited and subsidiaries [member]
IfrsStatementLineItems [Line Items]
Total due from related parties (short term)	32,782	4,782,251
BMV finance [member]
IfrsStatementLineItems [Line Items]
Total due from related parties (short term)	2,042,586
Total due from related parties (long term)		2,076,221
Simon zutshi directors loan account [member]
IfrsStatementLineItems [Line Items]
Total due from related parties (short term)	1,391,747
Total due from related parties (long term)		1,395,228
BG3 ltd [member]
IfrsStatementLineItems [Line Items]
Total due from related parties (short term)	728,052
Total due from related parties (long term)		740,506
Zutshi LPP [member]
IfrsStatementLineItems [Line Items]
Total due from related parties (short term)	393,252
Total due from related parties (long term)		399,979
Vision 1 investments [member]
IfrsStatementLineItems [Line Items]
Total due from related parties (short term)	289,511
Total due from related parties (long term)		294,464
Crowd property loan account [member]
IfrsStatementLineItems [Line Items]
Total due from related parties (short term)	269,110
Total due from related parties (long term)		273,713
Throckley [member]
IfrsStatementLineItems [Line Items]
Total due from related parties (short term)	216,217
Total due from related parties (long term)		219,916
Property mastermind international [member]
IfrsStatementLineItems [Line Items]
Total due from related parties (short term)	122,165
Total due from related parties (long term)		124,577
Other related parties [member]
IfrsStatementLineItems [Line Items]
Total due from related parties (short term)	229,319	158,206
Total due from related parties (long term)		$ 103,694